Rule 497 (k)
                                                             File No. 333-143964

================================================================================

First Trust Indxx Global Agriculture ETF
--------------------------------------------------------------------------------
SUMMARY PROSPECTUS:           TICKER:           EXCHANGE:
March 18, 2016                FTAG              The Nasdaq Stock Market LLC
--------------------------------------------------------------------------------

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund, including the statement of additional information and most recent reports to shareholders, online at http://www.ftportfolios.com/retail/ETF/ETFfundnews.aspx?Ticker=FTAG. You can also get this information at no cost by calling (800) 621-1675 or by sending an e-mail request to info@ftportfolios.com. The Fund's prospectus and statement of additional information, both dated February 1, 2016, as supplemented on March 18, 2016, are all incorporated by reference into this Summary Prospectus.

--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

The First Trust Indxx Global Agriculture ETF (the "Fund"), formerly First Trust ISE Global Platinum Index Fund, seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Indxx Global Agriculture Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

   SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
   Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)                                   None
--------------------------------------------------------------------------------
   ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
      Management Fees                                                   0.70%
      Distribution and Service (12b-1) Fees (1)                         0.00%
      Other Expenses (2)                                                0.00%
--------------------------------------------------------------------------------
      Total Annual Fund Operating Expenses                              0.70%
================================================================================

(1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before January 31, 2017.

(2) Pursuant to the Investment Management Agreement, First Trust Advisors L.P., the Fund's investment advisor, will manage the investment of the Fund's assets and will be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a 12b-1 plan, if any, and extraordinary expenses.




FIRST TRUST EXCHANGE-TRADED FUND II                                  FIRST TRUST
--------------------------------------------------------------------------------

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until January 31, 2017, and thereafter at 0.95% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    1 YEAR               3 YEARS              5 YEARS              10 YEARS
--------------------------------------------------------------------------------
      $72                 $278                 $501                 $1,144
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and is developed, maintained and sponsored by Indxx, LLC ("Indxx" or the "Index Provider").

The Index is a market capitalization weighted index designed to measure the performance of companies that are directly or indirectly engaged in improving agricultural yields. The Index is comprised of farmland companies and firms involved in chemicals and fertilizers, seeds, irrigation equipment, and farm machinery. To be included in the Index, a security must meet certain additional criteria, including that it must have a minimum market capitalization of $1 billion and meet certain liquidity-related requirements that focus on trading activity. Companies may generally be domiciled in any country, including emerging markets, subject to certain exclusions determined by the Index Provider that are based on certain criteria relating to, among other factors, liquidity. Under normal market conditions, the Fund invests at least 40% of its net assets (including investment borrowings) in securities of non-U.S. issuers and invests in the securities of issuers located in at least three countries.

The Index is reconstituted annually in March. The Index is rebalanced quarterly in June, September, December and March. For more information regarding the Index, please refer to the "Index Information" section of this prospectus. As of December 31, 2015, there were 45 securities that comprised the Index.

The Fund intends to invest in each security in the Index. The Fund also intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

AGRICULTURE COMPANIES RISK. Companies involved in the agriculture business and farming-related activities may be affected by certain legislative or regulatory developments related to food safety, the environment, taxes and other governmental policies. Companies involved in the agriculture business and farming-related activities may face the risk of liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. An increased competitive landscape, caused by increased availability of food and other agricultural commodities, economic recession or labor difficulties, may lead to a decrease in demand for the products and services provided by companies involved in agriculture and farming-related activities.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

GERMANY RISK. To the extent the Fund invests in securities of German companies, it will be subject to certain risks, including, but not limited to: significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country's social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.

INDUSTRIALS COMPANIES RISK. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

MATERIALS COMPANIES RISK. General risks of the materials sector include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALL FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively smaller funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.

SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index, a broad-based market index and a specialized market index. On December 18, 2015, the Fund's underlying index changed from the ISE Global Platinum(TM) Index to the Indxx Global Agriculture Index. Therefore, the Fund's performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on the Index, would have generated. Returns for an underlying index are only disclosed for those periods in which the index was in existence for the whole period. Because the Fund's new underlying index had an inception date of June 1, 2015, it was not in existence for any of the periods disclosed. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF--TOTAL RETURNS

                                 [GRAPH OMITTED]
                       [DATA POINTS REPRESENTED IN GRAPH]

                     Calendar Year Ended       Total Return
                         12/31/2011              -47.63%
                         12/31/2012              -17.50%
                         12/31/2013              -13.89%
                         12/31/2014              -19.47%
                         12/31/2015              -56.15%

During the period shown in the chart above:

           BEST QUARTER                               WORST QUARTER
--------------------------------------------------------------------------------
   17.11% (September 30, 2013)                 -34.63% (September 30, 2015)
--------------------------------------------------------------------------------

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015

                                                                                            Since Inception
                                                                   1 Year        5 Years       (3/11/2010)
-----------------------------------------------------------------------------------------------------------
Return Before Taxes                                               -56.15%        -33.36%        -27.58%
-----------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                               -56.37%        -33.75%        -27.96%
-----------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Shares            -31.76%        -19.45%        -16.27%
-----------------------------------------------------------------------------------------------------------
Indxx Global Agriculture Index
     (reflects no deduction for fees, expenses or taxes)             N.A.           N.A.           N.A.
-----------------------------------------------------------------------------------------------------------
MSCI All Country World Index
     (reflects no deduction for fees, expenses or taxes)           -2.36%          6.09%          7.15%
-----------------------------------------------------------------------------------------------------------
MSCI All Country World Materials Index
     (reflects no deduction for fees, expenses or taxes)          -16.16%         -7.66%         -3.46%
-----------------------------------------------------------------------------------------------------------

      * On December 18, 2015, the Fund's underlying index changed from the ISE Global Platinum(TM) Index to the Indxx Global Agriculture Index. Because the Fund's new underlying index had an inception date of June 1, 2015, performance information is not included above.

MANAGEMENT

      INVESTMENT ADVISOR

      First Trust Advisors L.P. ("First Trust" or the "Advisor")

      PORTFOLIO MANAGERS

      The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

            o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

            o     Jon C. Erickson, Senior Vice President of First Trust;

            o David G. McGarel, Chief Investment Officer, Chief Operating Officer and Managing Director of First Trust;

            o     Roger F. Testin, Senior Vice President of First Trust;

            o     Stan Ueland, Senior Vice President of First Trust; and

            o     Chris A. Peterson, Senior Vice President of First Trust.

      The Investment Committee members are primarily and jointly responsible for the day-to-day management of the Fund. Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2010, except for Chris A. Peterson, who has served as a member of the portfolio management team since 2016.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests and, in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares of the Fund may only be purchased and sold on Nasdaq through a broker-dealer. Shares of the Fund trade on Nasdaq at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.


                                                                    FTAGSP031816